MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
MARKETABLE SECURITIES
Schedule of marketable securities

	Average yield	June 30,	December 31,
	p.a. %	2023	2022
In local currency
Private funds	112.40 of CDI	1,034,750	1,208,975
Private Securities (“CDBs”)	100.51 of CDI	2,052,353	1,827,012
CDBs - Escrow Account (1)	100.24 of CDI	441,140	419,103
		3,528,243	3,455,090
Foreign currency
Time deposits (2)	6.39	4,563,527	4,386,589
Other		263,100	124,063
		4,826,627	4,510,652
		8,354,870	7,965,742

Current		7,913,730	7,546,639
Non-Current		441,140	419,103

(1)

Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.

(2)	Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.